Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenues

	Year Ended December 31,
	2020	2021	2022

	(in thousands)
Travel	$73,660	$134,373	$198,925
Subscription	91,548	100,024	145,651
Other	382	350	954
Total	$165,590	$234,747	$345,530

Schedule of assets and liabilities related to contracts with customers

	December 31,
	2021	2022

	(in thousands)
Assets:
Accounts receivable, net	$2,389	$3,140
Liabilities:
Deferred revenue, current and noncurrent	$191,263	$186,054

Schedule of expected deferred revenue recognition

As of December 31, 2022, deferred revenue is expected to be recognized as follows:

Years Ending December 31,	Amount
(in thousands)
2023	$167,733
2024	10,303
2025	4,424
2026	2,151
2027	792
Thereafter	650
Total	$186,054